SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE E - SUBSEQUENT EVENTS

Subsequent to March 31, 2014, the Partnership has entered into an agreement to transfer 50.01% of its interest in one operating limited partnership. The estimated transfer price and other terms for the disposition of the operating limited partnership has been determined. The proceeds received for the operating limited partnership is $190. The gain on the transfer of the operating limited partnership is $190 and was recognized in the first quarter of fiscal year 2015.